SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2019 EUR (€)	Jan. 31, 2019 USD ($) $ / shares shares
Amount of Conversion | $		$ 2,889
Number of Converion shares | shares		3,852,364
Per share price | $ / shares		$ 0.75
Line of credit expire	Dec. 31, 2019
Euro Member Countries, Euro [Member]
Line of credit | €	€ 16,000